Accounts Receivable	12 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Accounts receivable

Note 7 – Accounts receivable

	June 30, 2021	June 30, 2020

Accounts receivable	$-	$454,411
Less: Allowance for doubtful accounts	-	-
Total accounts receivables	$-	$454,411

All accounts receivable has been collected in August 2020. See note 19 for details of Accounts receivable - related parties.